Borrowings - Changes in borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Borrowings
Opening Balance	$ 88,343	$ 80,332
Drawdowns of facilities	129,848	117,527
Transaction costs paid	(8,178)	(3,888)
Repayment of borrowings (inclusive of prepayment fee)		(72,407)
Accrued Interest	12,130	12,761
Conversion of convertible notes		(42,570)
Derivative and warrant allocation	(29,518)
Prepayment fee	2,250
Credit card borrowings	30	49
Foreign currency translations movements	(266)	(3,461)
Closing Balance	$ 194,639	$ 88,343